Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Contract receivables | $	$ 3,229		$ 3,622
Less: allowance for doubtful accounts | $	(30)		(36)		$ (112)
Accounts receivable, net | $	$ 3,199		$ 3,586
ZHEJIANG TIANLAN
Contract receivables | ¥		¥ 160,803		¥ 165,262
Less: allowance for doubtful accounts | ¥		(42,182)		(26,484)		¥ (24,047)
Accounts receivable, net | ¥		¥ 118,621		¥ 138,778